Royalty, stream and other interests	12 Months Ended
Dec. 31, 2023
Royalty, stream and other interests

5. Royalty, stream and other interests

As at and for the year ended December 31, 2023:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	14,527,467	149,159	-	14,676,626	(830,176)	(1,307,361)	(2,137,537)	12,539,089
Royalty portfolio	Australia	-	5,205,731	-	5,205,731	-	-	-	5,205,731
Janet Ivy	Australia	2,494,285	1,963,315	-	4,457,600	(29,633)	(215,184)	(244,817)	4,212,783
Koolyanobbing	Australia	2,649,738	-	-	2,649,738	(1,198,243)	(514,283)	(1,712,526)	937,212
South Railroad	USA	2,316,757	-	-	2,316,757	(79,814)	(44,093)	(123,907)	2,192,850
Limpopo	South Africa	1,150,828	-	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Goldlund	Canada	400,671	858,139	-	1,258,810	-	-	-	1,258,810
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(528,220)	(178,205)	(706,425)	-
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(93,637)	(17,664)	(111,301)	364,422
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	302,850	-	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(75,121)	(25,302)	(100,423)	161,905
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,606,079	-	162,794	1,768,873	-	(29,842)	(29,842)	1,739,031
Other	Canada	549,493	75,426	-	624,919	-	-	-	624,919
Other	Peru	1,545,609	-	(1,500,000)	45,609	-	-	-	45,609

Total		35,695,412	8,251,770	(1,337,206)	42,609,976	(2,834,844)	(2,331,934)	(5,166,778)	37,443,198

Royalties acquired during the year ended December 31, 2023

Royalty Portfolio

On September 12, 2023, Vox completed the acquisition of a portfolio of nine royalties from an Australian Company (the “Seller”). The royalties include three development stage and six exploration stage royalties in Australia, including a 4% gross revenue royalty (“GRR”) over the Red Hill gold project and a 3% net smelter royalty (“NSR”) over the Horseshoe Lights copper project. The aggregate purchase price consisted of (i) cash consideration that was paid to the Seller on closing of $4,363,285 (A$6,750,000), and (ii) non-cash consideration being Vox providing ongoing royalty-related services to the vendor from Vox’s proprietary database of royalties.

On October 18, 2023, Vox completed the acquisition of a pre-production gold royalty over a portion of the Plutonic Gold Mine complex in Western Australia. The Plutonic East gold royalty is a sliding scale tonnage royalty. The aggregate purchase price consisted of total cash consideration that was paid on closing of $797,703 (A$1,250,000).

The Company incurred $44,743 of legal and professional fees relating to the acquisition of the Royalty Portfolio.

British King Royalty (reversal of impairment charge)

On September 21, 2023, SilverStream SEZC (“SilverStream”) agreed to the following:

-	SilverStream’s historical 1.5% NSR on the first 10,000oz produced and 5.25% gold stream thereafter originally granted to SilverStream by the prior operator was extinguished;
-	A new 1.25% NSR gold royalty interest was assigned to Vox Royalty Australia Pty Ltd (“Vox Australia”) by the prior operator in connection with the transfer of the project from the prior operator to the new operator; and
-	Vox received $126,390 (A$200,000) for reimbursement of legal fees, which was recorded as a reduction of project evaluation expenses in the consolidated statements of income (loss) and comprehensive income (loss).

As a result of the new 1.25% NSR gold royalty assigned to Vox by the prior operator, the Company considered this an indicator of impairment reversal and determined that the recoverable amount was $250,000, which was recognized as an impairment reversal in the consolidated statements of income (loss) and comprehensive income (loss).

Janet Ivy

On November 24, 2023, the Company issued 948,448 common shares as a single milestone payment relating to the Janet Ivy gold royalty acquired on March 29, 2021, for total consideration of $1,963,315. The milestone payment became due upon cumulative royalty receipts from Janet Ivy exceeding A$750,000.

Goldlund

On January 24, 2023, the Company issued 215,769 common shares as a second milestone payment relating to the Canadian gold portfolio it acquired on June 3, 2022, for total consideration of $495,446.

On December 13, 2023, the Company issued 175,660 common shares as a final milestone payment relating to the Canadian gold portfolio acquired on June 3, 2022, for total consideration of $362,693.

Hawkins

On December 22, 2023, Vox completed the acquisition of a 0.5% NSR royalty on the Hawkins gold exploration project in Ontario, Canada. The aggregate purchase price consisted of total cash consideration paid on closing of $75,426 (C$100,000).

Impairment

During the three months ended June 30, 2023, the Company became aware that the operator of the Alce exploration project did not renew the relevant mining claims and therefore the Peruvian Ministry of Energy and Mining extinguished the mining concessions. As a result, the Company fully impaired the Alce royalty as of June 30, 2023, and the carrying value of the investment of $500,000 has been reduced to $nil.

During the three months ended December 31, 2023, the Company became aware that the operator of the Jaw, Phoebe, Cart and Colossus exploration projects (“Peru Projects”) did not renew all or substantially all of the relevant mining claims and therefore the Peruvian Ministry of Energy and Mining extinguished the mining concessions. As a result, the Company fully impaired the four royalties as of December 31, 2023, and the carrying value of the investment of $1,000,000 has been reduced to $nil. The Company has filed a statement of claim in the Supreme Court of Western Australia against the operator of the Jaw, Phoebe, Cart and Colossus exploration projects. Pursuant to the original agreement signed with the operator on July 15, 2021, if any of the four exploration projects became relinquished within three years of signing the original agreement, the operator must promptly provide Vox with a replacement royalty for each relinquished royalty and with each replacement royalty having a value of at least $250,000. To the extent Vox is granted one or more replacement royalties, the Company expects to reverse up to $1,000,000 of the Q4 2023 impairment charge, which would increase net income by the equivalent amount.

Total royalty, stream and other interests include carrying amounts in the following countries

	December 31, 2023	December 31, 2022
	$	$
Australia	29,859,470	24,462,805
USA	2,254,422	2,298,515
South Africa	1,914,844	1,914,844
Nigeria	-	178,205
Brazil	612,036	637,338
Canada	2,756,817	1,823,252
Peru	45,609	1,545,609

	37,443,198	32,860,568

As at and for the year ended December 31, 2022:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	-	14,527,467	-	14,527,467	-	(830,176)	(830,176)	13,697,291
Janet Ivy	Australia	2,494,285	-	-	2,494,285	(29,633)	-	(29,633)	2,464,652
Koolyanobbing	Australia	2,487,741	161,997	-	2,649,738	(797,157)	(401,086)	(1,198,243)	1,451,495
South Railroad	USA	2,316,757	-	-	2,316,757	(37,581)	(42,233)	(79,814)	2,236,943
Limpopo	South Africa	-	1,150,828	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(18,587)	(509,633)	(528,220)	178,205
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(70,767)	(22,870)	(93,637)	382,086
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	-	302,850	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(37,101)	(38,020)	(75,121)	187,207
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,606,079	-	-	1,606,079	-	-	-	1,606,079
Other	Peru	1,500,000	45,609	-	1,545,609	-	-	-	1,545,609
Other	Canada	60,018	890,146	-	950,164	-	-	-	950,164

Total		18,616,515	17,078,897	-	35,695,412	(990,826)	(1,844,018)	(2,834,844)	32,860,568

Royalties acquired during the year ended December 31, 2022

Limpopo

On April 27, 2022, Vox completed the acquisition of a portfolio of two royalties from a private South African registered company. The royalties include a 1.0% gross receipts royalty over the Dwaalkop Project and a 0.704% gross receipts royalty over the Messina Project, which collectively cover the majority of the Limpopo PGM Project (“Limpopo”). The upfront consideration was $1,139,628, settled by the issuance of 409,500 common shares of the Company.

The Company will make additional cash payments or issue additional common shares (at Vox’s sole election) of up to C$8,900,000 upon achievement of certain production milestones at Limpopo, including:

-	C$1,500,000 upon cumulative royalty receipts from Limpopo exceeding C$500,000;
-	C$400,000 upon cumulative royalty receipts from Limpopo exceeding C$1,000,000; and
-	C$7,000,000 upon cumulative royalty receipts from Limpopo exceeding C$50,000,000.

As at December 31, 2023, these additional amounts have not been recorded in the consolidated statements of financial position, as the production milestones have not been achieved.

Wonmunna

On May 26, 2022, Vox completed the acquisition of a producing royalty over the Wonmunna iron ore mine (“Wonmunna”) from a private company. The royalty is a 1.25% to 1.50% sliding scale GRR, with 1.25% payable when the benchmark 62% iron ore price is below A$100/t and 1.50% GRR payable when the benchmark 62% iron ore price is above A$100/t. Notwithstanding the acquisition date of the royalty, all royalty payments due and payable to the holder of the royalty are for the benefit of Vox commencing April 1, 2022.

The total upfront consideration paid on May 26, 2022 was $15,703,991, broken down as follows:

-	Cash of $4,050,000 (inclusive of a $50,000 deposit paid prior to closing);
-	Issuance of 4,350,000 common shares of the Company, valued at $10,470,905; and
-	Issuance of 3,600,000 common share purchase warrants of the Company. Each whole warrant is exercisable to acquire one common share at a price of C$4.50, expiring March 25, 2024. The fair value of the warrants on the issuance date was $1,183,086. The fair value of the warrants is based on the BSM option pricing model with the following assumptions: stock price C$3.09 ($2.41), expected dividend yield – 0%, expected volatility – 46%, risk-free interest rate – 2.53% and an expected life of 1.83 years.

The carrying amount of the Wonmunna royalty asset was subsequently reduced for the royalty revenues earned for the period April 1, 2022 to May 25, 2022 of $1,208,917.

In addition, there was a holdback amount of $700,000 (recorded as restricted cash) that becomes due and payable prior to December 31, 2024 following the completion of certain conditions and subject to potential deductions.

Canadian Gold Portfolio

On June 3, 2022, Vox completed the acquisition of two royalties from an individual prospector residing in Canada, along with all personal rights held to a third potential royalty. The royalties include a 1.0% NSR over part of the Goldlund Project in Ontario, an effective 0.60% NSR over the Beschefer Project in Quebec, and any personal rights held to a 1.50% NSR over the Gold River gold project in Ontario. The upfront consideration was a cash payment of $79,499.

The agreement included three milestone payments, which have all been settled through the issuance of Vox common shares, as follows:

-	1st Milestone: On September 7, 2022, the Company issued 173,058 common shares for total consideration of $387,816;
-	2nd Milestone: On January 24,2023, the Company issued 215,769 common shares for total consideration of $495,446; and
-	3rd Milestone: On December 13, 2023, the Company issued 175,660 common shares for total consideration of $362,693.

El Molino

On June 9, 2022, Vox acquired all of Terrace Gold’s (a subsidiary of Nuheara Limited) rights and interests in an agreement with Lumina Copper S.A.C, which includes the right to receive the El Molino royalty (“El Molino”). The upfront consideration issued was $45,167, settled by the issuance of 17,959 common shares of the Company.

A further payment of $450,000 is payable in cash, following the registration of the El Molino royalty rights on the applicable mining title in Peru and the satisfaction of other customary completion conditions. As at December 31, 2023, this additional amount has not been recorded in the consolidated statements of financial position, as the registration of the El Molino royalty rights has not been completed.

Koolyanobbing

On September 30, 2022, the Company recorded a liability relating to the first contingent milestone payment owing on the Koolyanobbing royalty. Per the terms of the royalty sale and purchase agreement between Vox Australia and Vonex Limited, dated April 21, 2020, a first milestone cash payment of A$250,000 ($161,997) was due upon the achievement of a specific cumulative tonnage achieved, which was reached during the three months ended September 30, 2022. The cash amount was paid in November 2022.

First Quantum Portfolio

On November 21, 2022, Vox acquired two royalties and the option rights held on two additional royalties from First Quantum Minerals Ltd. (“FQM”). The royalties include a 2.0% NSR over part of the Estrades Project in Québec (“Estrades”), a 0.49% NSR over the Opawica Project in Québec (“Opawica”), a right to acquire a 2% NSR (1% buyback for C$3,000,000) over the Winston Lake Project in Ontario (“Winston Lake”), and a right to acquire a 2% NSR over the Norbec & Millenbach Project in Québec (“N&M”).

Pursuant to the terms of the FQM royalty sale and purchase agreement, Vox issued 164,319 common shares of the Company, valued at $412,874, for the Estrades and Opawica royalties. Additional closings and cash payments of C$100,000 (Winston Lake) and C$25,000 (N&M) will be due and payable following (i) the exercise of separate third-party option agreements, (ii) the issuance of the Winston Lake and N&M royalties to FQM, and (iii) the assignment of the Winston Lake and N&M royalties to Vox. As at December 31, 2023, these additional amounts have not been recorded in the consolidated statements of financial position, as the production milestones have not been achieved.

Cardinia

On November 21, 2022, the Company completed the acquisition of the Cardinia development-stage gold royalty in Western Australia from Gloucester Coal Ltd (“Gloucester”). Pursuant to the terms of the Gloucester royalty sale and purchase agreement, Vox paid Gloucester A$450,000 ($302,850) in cash on closing. The Cardinia royalty is a 1% GRR above 10,000oz cumulative gold production (9,100oz remaining hurdle) and covers the majority of the Lewis gold deposit.

Deferred royalty acquisitions

Deferred royalty acquisitions as at December 31, 2023 of $Nil (December 31, 2022 - $118,932) relate to costs incurred prior to the execution and closing of a royalty acquisition. Deferred royalty acquisition costs are reallocated to Royalty, stream and other interests upon signing of a definitive agreement. If management determines not to proceed with a proposed acquisition, the deferred costs are reallocated to project evaluation expenses in the consolidated statements of income (loss) and comprehensive income (loss).